UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-2429

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUND, INC.

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  SEPTEMBER 30, 2004



ITEM 1.  SCHEDULE OF INVESTMENTS.
THE INDEX FUNDS OF USAA MUTUAL FUND, INC. - 3RD QUARTER REPORT - PERIOD ENDED SEPTEMBER 30, 2004



[LOGO OF USAA]
   USAA(R)

                      USAA S & P 500
                             INDEX Fund

                               [GRAPHIC OF S & P 500 INDEX FUND]

                     3rd Quarter Portfolio of Investments

--------------------------------------------------------------------------------
   SEPTEMBER 30, 2004

                                                                      (Form N-Q)

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USAA S&P 500 INDEX FUND
SEPTEMBER 30, 2004 (UNAUDITED)

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES   SECURITY                                                      (000)
--------------------------------------------------------------------------------
             COMMON STOCKS (98.5%)

             ADVERTISING (0.2%)
    95,500   Interpublic Group of Companies, Inc.*                    $    1,011
    43,600   Omnicom Group, Inc.                                           3,186
                                                                      ----------
                                                                           4,197
                                                                      ----------
             AEROSPACE & DEFENSE (2.0%)
   195,300   Boeing Co.                                                   10,082
    45,600   General Dynamics Corp.                                        4,656
    28,500   Goodrich Corp.                                                  894
   201,900   Honeywell International, Inc.                                 7,240
   103,500   Lockheed Martin Corp.                                         5,773
    83,406   Northrop Grumman Corp.                                        4,448
   101,500   Raytheon Co.                                                  3,855
    40,100   Rockwell Collins, Inc.                                        1,489
   119,000   United Technologies Corp.                                    11,112
                                                                      ----------
                                                                          49,549
                                                                      ----------
             AGRICULTURAL PRODUCTS (0.1%)
   156,080   Archer-Daniels-Midland Co.                                    2,650
                                                                      ----------
             AIR FREIGHT & LOGISTICS (1.1%)
    69,400   FedEx Corp.                                                   5,947
    15,000   Ryder System, Inc.                                              706
   261,500   United Parcel Service, Inc. "B"                              19,853
                                                                      ----------
                                                                          26,506
                                                                      ----------
             AIRLINES (0.1%)
    25,500   Delta Air Lines, Inc.*                                           84
   188,300   Southwest Airlines, Inc.                                      2,565
                                                                      ----------
                                                                           2,649
                                                                      ----------
             ALUMINUM (0.3%)
   202,300   Alcoa, Inc.                                                   6,795
                                                                      ----------
             APPAREL RETAIL (0.4%)
   210,200   Gap, Inc.                                                     3,931
   108,400   Limited Brands, Inc.                                          2,416
   116,100   TJX Companies, Inc.                                           2,559
                                                                      ----------
                                                                           8,906
                                                                      ----------
             APPAREL, ACCESSORIES & LUXURY GOODS (0.2%)
    44,500   Coach, Inc.*                                                  1,888
    27,539   Jones Apparel Group, Inc.                                       986
    23,700   Liz Claiborne, Inc.                                             894
    25,600   V.F. Corp.                                                    1,266
                                                                      ----------
                                                                           5,034
                                                                      ----------
             APPLICATION SOFTWARE (0.3%)
    27,200   Autodesk, Inc.                                                1,323
    43,600   Citrix Systems, Inc.*                                           764
    91,400   Compuware Corp.*                                                471
    46,500   Intuit, Inc.*                                                 2,111
    23,200   Mercury Interactive Corp.*                                      809
    49,600   Parametric Technology Corp.*                                    262
    89,900   PeopleSoft, Inc.*                                             1,785
   116,600   Siebel Systems, Inc.*                                           879
                                                                      ----------
                                                                           8,404
                                                                      ----------

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                   (continued)

USAA S&P 500 INDEX FUND
SEPTEMBER 30, 2004 (UNAUDITED)

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES   SECURITY                                                      (000)
--------------------------------------------------------------------------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.8%)
   183,500   Bank of New York Co., Inc.                               $    5,353
    24,300   Federated Investors, Inc. "B"                                   691
    58,000   Franklin Resources, Inc.                                      3,234
    62,600   Janus Capital Group, Inc.                                       852
    98,600   Mellon Financial Corp.                                        2,730
    45,600   Northern Trust Corp.                                          1,860
    78,200   State Street Corp.                                            3,340
    30,700   T. Rowe Price Group, Inc.                                     1,564
                                                                      ----------
                                                                          19,624
                                                                      ----------
             AUTO PARTS & EQUIPMENT (0.2%)
    33,200   Dana Corp.                                                      587
   125,200   Delphi Corp.                                                  1,163
    45,400   Johnson Controls, Inc.                                        2,579
    34,900   Visteon Corp.                                                   279
                                                                      ----------
                                                                           4,608
                                                                      ----------
             AUTOMOBILE MANUFACTURERS (0.5%)
   425,600   Ford Motor Co.                                                5,980
   133,700   General Motors Corp.                                          5,680
                                                                      ----------
                                                                          11,660
                                                                      ----------
             BIOTECHNOLOGY (1.3%)
   294,448   Amgen, Inc.*                                                 16,689
    45,500   Applera Corp. - Applied Biosystems Group                        859
    78,710   Biogen Idec, Inc.*                                            4,815
    44,200   Chiron Corp.*                                                 1,954
    52,700   Genzyme Corp.*                                                2,867
   100,932   Gilead Sciences, Inc.*                                        3,773
    62,200   MedImmune, Inc.*                                              1,474
                                                                      ----------
                                                                          32,431
                                                                      ----------
             BREWERS (0.4%)
     8,700   Adolph Coors Co. "B"                                            591
   186,300   Anheuser-Busch Companies, Inc.                                9,306
                                                                      ----------
                                                                           9,897
                                                                      ----------
             BROADCASTING & CABLE TV (0.9%)
   137,200   Clear Channel Communications, Inc.                            4,277
   519,794   Comcast Corp. "A"*                                           14,679
    75,000   Univision Communications, Inc. "A"*                           2,371
                                                                      ----------
                                                                          21,327
                                                                      ----------
             BUILDING PRODUCTS (0.2%)
    48,600   American Standard Companies, Inc.*                            1,891
   100,800   Masco Corp.                                                   3,481
                                                                      ----------
                                                                           5,372
                                                                      ----------
             CASINOS & GAMING (0.2%)
    27,400   Harrah's Entertainment, Inc.                                  1,452
    80,896   International Game Technology, Inc.                           2,908
                                                                      ----------
                                                                           4,360
                                                                      ----------
             COMMERCIAL PRINTING (0.1%)
    49,500   R.R. Donnelley & Sons Co.                                     1,550
                                                                      ----------
             COMMUNICATIONS EQUIPMENT (2.7%)
   198,800   ADC Telecommunications, Inc.*                                   360
    34,300   Andrew Corp.*                                                   420

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                   (continued)

USAA S&P 500 INDEX FUND
SEPTEMBER 30, 2004 (UNAUDITED)

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES   SECURITY                                                      (000)
--------------------------------------------------------------------------------
   102,372   Avaya, Inc.*                                             $    1,427
   145,500   CIENA Corp.*                                                    288
 1,572,700   Cisco Systems, Inc.*                                         28,466
    49,600   Comverse Technology, Inc.*                                      934
   320,800   Corning, Inc.*                                                3,554
   338,700   JDS Uniphase Corp.*                                           1,141
 1,004,800   Lucent Technologies, Inc.*                                    3,185
   549,500   Motorola, Inc.                                                9,913
   378,600   QUALCOMM, Inc.                                               14,781
    37,200   Scientific-Atlanta, Inc.                                        964
   103,900   Tellabs, Inc.*                                                  955
                                                                      ----------
                                                                          66,388
                                                                      ----------
             COMPUTER & ELECTRONICS RETAIL (0.2%)
    74,700   Best Buy Co., Inc.                                            4,052
    43,700   Circuit City Group                                              670
    40,100   RadioShack Corp.                                              1,148
                                                                      ----------
                                                                           5,870
                                                                      ----------
             COMPUTER HARDWARE (3.1%)
    89,100   Apple Computer, Inc.*                                         3,453
   580,700   Dell, Inc.*                                                  20,673
    77,900   Gateway, Inc.*                                                  386
   702,411   Hewlett-Packard Co.                                          13,170
   389,600   International Business Machines Corp.                        33,404
    23,900   NCR Corp.*                                                    1,185
   798,900   Sun Microsystems, Inc.*                                       3,228
                                                                      ----------
                                                                          75,499
                                                                      ----------
             COMPUTER STORAGE & PERIPHERALS (0.5%)
   559,300   EMC Corp.*                                                    6,454
    30,600   Lexmark International, Inc. "A"*                              2,571
    80,600   Network Appliance, Inc.*                                      1,854
    21,100   QLogic Corp.*                                                   625
                                                                      ----------
                                                                          11,504
                                                                      ----------
             CONSTRUCTION & ENGINEERING (0.0%)(e)
    17,300   Fluor Corp.                                                     770
                                                                      ----------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.6%)
    80,000   Caterpillar, Inc.                                             6,436
     9,500   Cummins, Inc.                                                   702
    55,900   Deere & Co.                                                   3,608
    17,600   Navistar International Corp.*                                   655
    42,000   PACCAR, Inc.                                                  2,903
                                                                      ----------
                                                                          14,304
                                                                      ----------
             CONSTRUCTION MATERIALS (0.0%)(e)
    18,900   Vulcan Materials Co.                                            963
                                                                      ----------
             CONSUMER FINANCE (1.3%)
   294,900   American Express Co.                                         15,176
    55,300   Capital One Financial Corp.                                   4,087
   297,200   MBNA Corp.                                                    7,489
    66,200   Providian Financial Corp.*                                    1,029
   101,400   SLM Corp.                                                     4,522
                                                                      ----------
                                                                          32,303
                                                                      ----------

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                   (continued)

USAA S&P 500 INDEX FUND
SEPTEMBER 30, 2004 (UNAUDITED)

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES   SECURITY                                                      (000)
--------------------------------------------------------------------------------
             DATA PROCESSING & OUTSOURCED SERVICES (1.1%)
    31,600   Affiliated Computer Services, Inc. "A"*                  $    1,759
   135,900   Automatic Data Processing, Inc.                               5,615
    41,800   Computer Sciences Corp.*                                      1,969
    36,000   Convergys Corp.*                                                484
   114,300   Electronic Data Systems Corp.                                 2,216
   199,412   First Data Corp.                                              8,674
    48,100   Fiserv, Inc.*                                                 1,677
    88,600   Paychex, Inc.                                                 2,671
    31,600   Sabre Holdings Corp. "A"                                        775
    63,800   SunGard Data Systems, Inc.*                                   1,517
                                                                      ----------
                                                                          27,357
                                                                      ----------
             DEPARTMENT STORES (0.5%)
    18,700   Dillard's, Inc. "A"                                             369
    44,000   Federated Dept. Stores, Inc.                                  1,999
    62,900   J.C. Penney Co., Inc.                                         2,219
    79,100   Kohl's Corp.*                                                 3,812
    68,100   May Department Stores Co.                                     1,745
    33,200   Nordstrom, Inc.                                               1,270
    51,800   Sears, Roebuck & Co.                                          2,064
                                                                      ----------
                                                                          13,478
                                                                      ----------
             DISTILLERS & VINTNERS (0.1%)
    27,000   Brown-Forman Corp. "B"                                        1,237
                                                                      ----------
             DISTRIBUTORS (0.1%)
    38,300   Genuine Parts Co.                                             1,470
                                                                      ----------
             DIVERSIFIED BANKS (3.8%)
   946,020   Bank of America Corp.                                        40,991
    39,200   Comerica, Inc.                                                2,327
   437,100   U.S. Bancorp                                                 12,632
   304,600   Wachovia Corp.                                               14,301
   392,700   Wells Fargo & Co.                                            23,417
                                                                      ----------
                                                                          93,668
                                                                      ----------
             DIVERSIFIED CHEMICALS (1.0%)
   218,500   Dow Chemical Co.                                              9,872
   232,100   E.I. du Pont de Nemours & Co.                                 9,934
    19,300   Eastman Chemical Co.                                            918
    27,800   Engelhard Corp.                                                 788
    24,800   Hercules, Inc.*                                                 353
    37,600   PPG Industries, Inc.                                          2,304
                                                                      ----------
                                                                          24,169
                                                                      ----------
             DIVERSIFIED COMMERCIAL SERVICES (0.5%)
    45,900   Apollo Group, Inc. "A"*                                       3,368
   232,610   Cendant Corp.                                                 5,024
    41,100   Cintas Corp.                                                  1,728
    13,300   Deluxe Corp.                                                    545
    31,400   Equifax, Inc.                                                   828
    40,200   H&R Block, Inc.                                               1,987
                                                                      ----------
                                                                          13,480
                                                                      ----------
             DIVERSIFIED METALS & MINING (0.2%)
    43,500   Freeport-McMoRan Copper & Gold, Inc. "B"                      1,762
    21,100   Phelps Dodge Corp.                                            1,942
                                                                      ----------
                                                                           3,704
                                                                      ----------

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                   (continued)

USAA S&P 500 INDEX FUND
SEPTEMBER 30, 2004 (UNAUDITED)

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES   SECURITY                                                      (000)
--------------------------------------------------------------------------------
             DRUG RETAIL (0.5%)
    93,400   CVS Corp.                                                $    3,935
   238,300   Walgreen Co.                                                  8,538
                                                                      ----------
                                                                          12,473
                                                                      ----------
             ELECTRIC UTILITIES (1.9%)
    28,100   Allegheny Energy, Inc.*                                         448
    44,800   Ameren Corp.                                                  2,068
    92,000   American Electric Power Co.                                   2,940
    63,200   CenterPoint Energy, Inc.                                        655
    39,700   CiNergy Corp.                                                 1,572
    51,000   Consolidated Edison, Inc.                                     2,144
    40,400   DTE Energy Co.                                                1,704
    80,400   Edison International                                          2,131
    52,800   Entergy Corp.                                                 3,200
   156,600   Exelon Corp.                                                  5,746
    76,750   FirstEnergy Corp.                                             3,153
    43,500   FPL Group, Inc.                                               2,972
    93,200   PG&E Corp.*                                                   2,833
    25,100   Pinnacle West Capital Corp.                                   1,042
    41,700   PPL Corp.                                                     1,967
    54,400   Progress Energy, Inc.                                         2,303
   175,600   Southern Co.                                                  5,265
    42,700   TECO Energy, Inc.                                               578
    69,000   TXU Corp.                                                     3,307
    93,800   Xcel Energy, Inc.                                             1,625
                                                                      ----------
                                                                          47,653
                                                                      ----------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.4%)
    49,000   American Power Conversion Corp.                                 852
    23,000   Cooper Industries, Inc. "A"                                   1,357
    98,700   Emerson Electric Co.                                          6,109
    18,600   Power-One, Inc.*                                                120
    42,900   Rockwell Automation, Inc.                                     1,660
                                                                      ----------
                                                                          10,098
                                                                      ----------
             ELECTRONIC EQUIPMENT MANUFACTURERS (0.2%)
   115,700   Agilent Technologies, Inc.*                                   2,496
    51,500   Symbol Technologies, Inc.                                       651
    18,700   Tektronix, Inc.                                                 622
                                                                      ----------
                                                                           3,769
                                                                      ----------
             ELECTRONIC MANUFACTURING SERVICES (0.2%)
    49,100   Jabil Circuit, Inc.*                                          1,129
    43,400   Molex, Inc.                                                   1,294
   123,300   Sanmina-SCI Corp.*                                              869
   233,100   Solectron Corp.*                                              1,154
                                                                      ----------
                                                                           4,446
                                                                      ----------
             EMPLOYMENT SERVICES (0.1%)
    25,100   Monster Worldwide, Inc.*                                        618
    43,700   Robert Half International, Inc.                               1,126
                                                                      ----------
                                                                           1,744
                                                                      ----------
             ENVIRONMENTAL SERVICES (0.2%)
    71,900   Allied Waste Industries, Inc.*                                  636
   134,900   Waste Management, Inc.                                        3,688
                                                                      ----------
                                                                           4,324
                                                                      ----------

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                   (continued)

USAA S&P 500 INDEX FUND
SEPTEMBER 30, 2004 (UNAUDITED)

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES   SECURITY                                                      (000)
--------------------------------------------------------------------------------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.1%)
    63,761   Monsanto Co.                                             $    2,322
                                                                      ----------
             FOOD DISTRIBUTORS (0.2%)
   152,400   Sysco Corp.                                                   4,560
                                                                      ----------
             FOOD RETAIL (0.3%)
    82,000   Albertson's, Inc.                                             1,962
   177,200   Kroger Co.*                                                   2,750
   106,400   Safeway, Inc.*                                                2,055
    29,900   SUPERVALU, Inc.                                                 824
    29,800   Winn-Dixie Stores, Inc.                                          92
                                                                      ----------
                                                                           7,683
                                                                      ----------
             FOOTWEAR (0.2%)
    62,700   NIKE, Inc. "B"                                                4,941
    14,900   Reebok International Ltd.                                       547
                                                                      ----------
                                                                           5,488
                                                                      ----------
             FOREST PRODUCTS (0.2%)
    23,400   Louisiana-Pacific Corp.                                         607
    55,700   Weyerhaeuser Co.                                              3,703
                                                                      ----------
                                                                           4,310
                                                                      ----------
             GAS UTILITIES (0.2%)
    42,300   Keyspan Corp.                                                 1,658
    13,200   NICOR, Inc.                                                     485
    61,800   NiSource, Inc.                                                1,298
     8,000   Peoples Energy Corp.                                            333
                                                                      ----------
                                                                           3,774
                                                                      ----------
             GENERAL MERCHANDISE STORES (0.5%)
    26,100   Big Lots, Inc.*                                                 319
    76,400   Dollar General Corp.                                          1,539
    42,800   Family Dollar Stores, Inc.                                    1,160
   210,100   Target Corp.                                                  9,507
                                                                      ----------
                                                                          12,525
                                                                      ----------
             GOLD (0.2%)
   103,100   Newmont Mining Corp.                                          4,694
                                                                      ----------
             HEALTH CARE DISTRIBUTORS (0.3%)
    23,859   AmerisourceBergen Corp.                                       1,281
   100,115   Cardinal Health, Inc.                                         4,382
    69,500   McKesson Corp.                                                1,783
                                                                      ----------
                                                                           7,446
                                                                      ----------
             HEALTH CARE EQUIPMENT (2.3%)
   143,000   Baxter International, Inc.                                    4,599
    58,300   Becton, Dickinson & Co.                                       3,014
    60,800   Biomet, Inc.                                                  2,850
   195,900   Boston Scientific Corp.*                                      7,783
    23,200   C.R. Bard, Inc.                                               1,314
    26,900   Fisher Scientific International, Inc.*                        1,569
    72,500   Guidant Corp.                                                 4,788
    36,360   Hospira, Inc.*                                                1,113
   281,300   Medtronic, Inc.                                              14,599
    31,700   PerkinElmer, Inc.                                               546

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                   (continued)

USAA S&P 500 INDEX FUND
SEPTEMBER 30, 2004 (UNAUDITED)

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES   SECURITY                                                      (000)
--------------------------------------------------------------------------------
    39,200   St. Jude Medical, Inc.*                                  $    2,951
    93,300   Stryker Corp.                                                 4,486
    36,400   Thermo Electron Corp.*                                          984
    27,600   Waters Corp.*                                                 1,217
    57,000   Zimmer Holdings, Inc.*                                        4,505
                                                                      ----------
                                                                          56,318
                                                                      ----------
             HEALTH CARE FACILITIES (0.3%)
   115,200   HCA, Inc.                                                     4,395
    60,600   Health Management Associates, Inc. "A"                        1,238
    21,800   Manor Care, Inc.                                                653
   115,100   Tenet Healthcare Corp.*                                       1,242
                                                                      ----------
                                                                           7,528
                                                                      ----------
             HEALTH CARE SERVICES (0.4%)
   111,000   Caremark Rx, Inc.*                                            3,560
    19,500   Express Scripts, Inc.*                                        1,274
    57,200   IMS Health, Inc.                                              1,368
    63,583   Medco Health Solutions, Inc.*                                 1,965
    23,540   Quest Diagnostics, Inc.                                       2,077
                                                                      ----------
                                                                          10,244
                                                                      ----------
             HEALTH CARE SUPPLIES (0.1%)
    12,100   Bausch & Lomb, Inc.                                             804
    10,900   Millipore Corp.*                                                522
                                                                      ----------
                                                                           1,326
                                                                      ----------
             HOME ENTERTAINMENT SOFTWARE (0.1%)
    71,500   Electronic Arts, Inc.*                                        3,288
                                                                      ----------
             HOME FURNISHINGS (0.1%)
    44,600   Leggett & Platt, Inc.                                         1,253
                                                                      ----------
             HOME IMPROVEMENT RETAIL (1.3%)
   510,600   Home Depot, Inc.                                             20,016
   183,600   Lowe's Companies, Inc.                                        9,979
    32,400   Sherwin-Williams Co.                                          1,424
                                                                      ----------
                                                                          31,419
                                                                      ----------
             HOMEBUILDING (0.2%)
    29,800   Centex Corp.                                                  1,504
    11,000   KB HOME                                                         929
    28,600   Pulte Homes, Inc.                                             1,755
                                                                      ----------
                                                                           4,188
                                                                      ----------
             HOTELS, RESORTS, & CRUISE LINES (0.6%)
   147,300   Carnival Corp.                                                6,966
    84,200   Hilton Hotels Corp.                                           1,586
    53,200   Marriott International, Inc. "A"                              2,764
    49,200   Starwood Hotels & Resorts Worldwide, Inc.                     2,284
                                                                      ----------
                                                                          13,600
                                                                      ----------
             HOUSEHOLD APPLIANCES (0.2%)
    17,500   Black & Decker Corp.                                          1,355
    17,500   Maytag Corp.                                                    322
    12,800   Snap-On, Inc.                                                   353
    19,800   Stanley Works                                                   842
    15,400   Whirlpool Corp.                                                 925
                                                                      ----------
                                                                           3,797
                                                                      ----------

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                   (continued)

USAA S&P 500 INDEX FUND
SEPTEMBER 30, 2004 (UNAUDITED)

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES   SECURITY                                                      (000)
--------------------------------------------------------------------------------
             HOUSEHOLD PRODUCTS (1.9%)
    48,400   Clorox Co.                                               $    2,580
   123,500   Colgate-Palmolive Co.                                         5,580
   115,000   Kimberly-Clark Corp.                                          7,428
   591,290   Procter & Gamble Co.                                         32,001
                                                                      ----------
                                                                          47,589
                                                                      ----------
             HOUSEWARES & SPECIALTIES (0.2%)
    32,500   Fortune Brands, Inc.                                          2,408
    64,100   Newell Rubbermaid, Inc.                                       1,285
                                                                      ----------
                                                                           3,693
                                                                      ----------
             HYPERMARKETS & SUPER CENTERS (2.3%)
   107,200   Costco Wholesale Corp.                                        4,455
   986,700   Wal-Mart Stores, Inc.(c)                                     52,492
                                                                      ----------
                                                                          56,947
                                                                      ----------
             INDUSTRIAL CONGLOMERATES (4.6%)
   183,400   3M Co.                                                       14,667
 2,455,700   General Electric Co.(c)                                      82,462
    32,200   Textron, Inc.                                                 2,070
   470,300   Tyco International Ltd.                                      14,419
                                                                      ----------
                                                                         113,618
                                                                      ----------
             INDUSTRIAL GASES (0.2%)
    52,900   Air Products & Chemicals, Inc.                                2,877
    75,600   Praxair, Inc.                                                 3,231
                                                                      ----------
                                                                           6,108
                                                                      ----------
             INDUSTRIAL MACHINERY (0.9%)
    13,300   Crane Co.                                                       385
    72,200   Danaher Corp.                                                 3,702
    47,200   Dover Corp.                                                   1,835
    33,600   Eaton Corp.                                                   2,131
    70,300   Illinois Tool Works, Inc.                                     6,550
    40,300   Ingersoll-Rand Co., Ltd. "A" (Bermuda)                        2,739
    22,500   ITT Industries, Inc.                                          1,800
    27,100   Pall Corp.                                                      663
    28,000   Parker-Hannifin Corp.                                         1,648
                                                                      ----------
                                                                          21,453
                                                                      ----------
             INSURANCE BROKERS (0.3%)
    68,800   Aon Corp.                                                     1,977
   121,100   Marsh & McLennan Companies, Inc.                              5,542
                                                                      ----------
                                                                           7,519
                                                                      ----------
             INTEGRATED OIL & GAS (5.0%)
    22,500   Amerada Hess Corp.                                            2,003
   495,430   ChevronTexaco Corp.                                          26,575
   160,154   ConocoPhillips                                               13,269
 1,513,100   Exxon Mobil Corp.(c)                                         73,128
    80,500   Marathon Oil Corp.                                            3,323
    91,100   Occidental Petroleum Corp.                                    5,095
                                                                      ----------
                                                                         123,393
                                                                      ----------
             INTEGRATED TELECOMMUNICATION SERVICES (3.0%)
    71,700   ALLTEL Corp.                                                  3,937
   188,780   AT&T Corp.                                                    2,703
   425,800   BellSouth Corp.                                              11,548
    31,400   CenturyTel, Inc.                                              1,075

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                   (continued)

USAA S&P 500 INDEX FUND
SEPTEMBER 30, 2004 (UNAUDITED)

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES   SECURITY                                                      (000)
--------------------------------------------------------------------------------
    73,500   Citizens Communications Co.                              $      984
   412,200   Qwest Communications International, Inc.*                     1,373
   770,700   SBC Communications, Inc.                                     20,000
   335,950   Sprint Corp. (FON) Group                                      6,763
   643,900   Verizon Communications, Inc.                                 25,357
                                                                      ----------
                                                                          73,740
                                                                      ----------
             INTERNET RETAIL (0.6%)
   153,800   eBay, Inc.*                                                  14,140
                                                                      ----------
             INTERNET SOFTWARE & SERVICES (0.4%)
   313,200   Yahoo!, Inc.*                                                10,621
                                                                      ----------
             INVESTMENT BANKING & BROKERAGE (1.8%)
    22,300   Bear Stearns Companies, Inc.                                  2,145
   325,400   Charles Schwab Corp.                                          2,990
    84,900   E*TRADE Financial Corp.*                                        970
   113,600   Goldman Sachs Group, Inc.                                    10,592
    63,100   Lehman Brothers Holdings, Inc.                                5,030
   218,500   Merrill Lynch & Co., Inc.                                    10,864
   255,500   Morgan Stanley                                               12,596
                                                                      ----------
                                                                          45,187
                                                                      ----------
             IT CONSULTING & OTHER SERVICES (0.0%)(e)
    73,600   Unisys Corp.*                                                   760
                                                                      ----------
             LEISURE PRODUCTS (0.1%)
    23,900   Brunswick Corp.                                               1,094
    38,800   Hasbro, Inc.                                                    729
    97,300   Mattel, Inc.                                                  1,764
                                                                      ----------
                                                                           3,587
                                                                      ----------
             LIFE & HEALTH INSURANCE (0.9%)
   119,200   AFLAC, Inc.                                                   4,674
    31,700   Jefferson-Pilot Corp.                                         1,574
    40,900   Lincoln National Corp.                                        1,922
   174,500   Metlife, Inc.                                                 6,744
   120,700   Prudential Financial, Inc.                                    5,678
    25,500   Torchmark Corp.                                               1,356
    67,600   UnumProvident Corp.                                           1,061
                                                                      ----------
                                                                          23,009
                                                                      ----------
             MANAGED HEALTH CARE (1.0%)
    34,400   Aetna, Inc.                                                   3,438
    30,982   Anthem, Inc.*                                                 2,703
    32,000   CIGNA Corp.                                                   2,228
    36,400   Humana, Inc.*                                                   727
   154,600   UnitedHealth Group, Inc.                                     11,400
    37,000   Wellpoint Health Networks, Inc.*                              3,888
                                                                      ----------
                                                                          24,384
                                                                      ----------
             METAL & GLASS CONTAINERS (0.1%)
    25,600   Ball Corp.                                                      958
    32,800   Pactiv Corp.*                                                   763
                                                                      ----------
                                                                           1,721
                                                                      ----------
             MOTORCYCLE MANUFACTURERS (0.2%)
    68,600   Harley-Davidson, Inc.                                         4,078
                                                                      ----------

10

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                   (continued)

USAA S&P 500 INDEX FUND
SEPTEMBER 30, 2004 (UNAUDITED)

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES   SECURITY                                                      (000)
--------------------------------------------------------------------------------
             MOVIES & ENTERTAINMENT (1.7%)
 1,063,500   Time Warner, Inc.*                                       $   17,165
   403,500   Viacom, Inc. "B"                                             13,541
   477,900   Walt Disney Co.                                              10,777
                                                                      ----------
                                                                          41,483
                                                                      ----------
             MULTI-LINE INSURANCE (1.9%)
   605,949   American International Group, Inc.                           41,198
    68,400   Hartford Financial Services Group, Inc.                       4,236
    42,500   Loews Corp.                                                   2,486
                                                                      ----------
                                                                          47,920
                                                                      ----------
             MULTI-UTILITIES & UNREGULATED POWER (0.7%)
   154,200   AES Corp.*                                                    1,540
   103,200   Calpine Corp.*                                                  299
    32,200   CMS Energy Corp.*                                               307
    37,300   Constellation Energy Group, Inc.                              1,486
    76,800   Dominion Resources, Inc. of Virginia                          5,011
   219,100   Duke Energy Corp.                                             5,015
    84,921   Dynegy, Inc. "A"*                                               424
    52,200   Public Service Enterprise Group, Inc.                         2,224
    50,300   Sempra Energy                                                 1,820
                                                                      ----------
                                                                          18,126
                                                                      ----------
             OFFICE ELECTRONICS (0.1%)
   194,100   Xerox Corp.*                                                  2,733
                                                                      ----------
             OFFICE SERVICES & SUPPLIES (0.2%)
    25,400   Avery Dennison Corp.                                          1,671
    55,200   Pitney Bowes, Inc.                                            2,434
                                                                      ----------
                                                                           4,105
                                                                      ----------
             OIL & GAS DRILLING (0.3%)
    36,200   Nabors Industries Ltd. (Bermuda)*                             1,714
    32,400   Noble Corp. (Cayman Islands)*                                 1,456
    24,900   Rowan Companies, Inc.*                                          657
    72,500   Transocean, Inc. (Cayman Islands)*                            2,594
                                                                      ----------
                                                                           6,421
                                                                      ----------
             OIL & GAS EQUIPMENT & SERVICES (0.7%)
    78,800   Baker Hughes, Inc.                                            3,445
    38,100   BJ Services Co.                                               1,997
   105,700   Halliburton Co.                                               3,561
   136,500   Schlumberger Ltd. (Netherlands)                               9,188
                                                                      ----------
                                                                          18,191
                                                                      ----------
             OIL & GAS EXPLORATION & PRODUCTION (0.9%)
    58,400   Anadarko Petroleum Corp.                                      3,875
    75,800   Apache Corp.                                                  3,798
    91,800   Burlington Resources, Inc.                                    3,745
    54,100   Devon Energy Corp.                                            3,842
    26,500   EOG Resources, Inc.                                           1,745
    35,200   Kerr-McGee Corp.                                              2,015
    61,600   Unocal Corp.                                                  2,649
                                                                      ----------
                                                                          21,669
                                                                      ----------
             OIL & GAS REFINING, MARKETING & TRANSPORTATION (0.4%)
    16,500   Ashland, Inc.                                                   925
   144,800   El Paso Corp.                                                 1,331

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                   (continued)

USAA S&P 500 INDEX FUND
SEPTEMBER 30, 2004 (UNAUDITED)

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES   SECURITY                                                      (000)
--------------------------------------------------------------------------------
    27,600   Kinder Morgan, Inc.                                      $    1,734
    17,500   Sunoco, Inc.                                                  1,295
    29,700   Valero Energy Corp.                                           2,382
   128,744   Williams Companies, Inc.                                      1,558
                                                                      ----------
                                                                           9,225
                                                                      ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (3.6%)
 1,204,800   Citigroup, Inc.(c)                                           53,156
   828,429   J.P. Morgan Chase & Co.                                      32,913
    71,600   Principal Financial Group, Inc.                               2,575
                                                                      ----------
                                                                          88,644
                                                                      ----------
             PACKAGED FOODS & MEATS (1.1%)
    91,800   Campbell Soup Co.                                             2,413
   122,900   ConAgra Foods, Inc.                                           3,160
    88,400   General Mills, Inc.                                           3,969
    83,300   H.J. Heinz Co.                                                3,000
    58,400   Hershey Foods Corp.                                           2,728
    96,100   Kellogg Co.                                                   4,100
    31,200   McCormick & Co., Inc.                                         1,071
   184,500   Sara Lee Corp.                                                4,218
    49,600   Wm. Wrigley Jr. Co.                                           3,140
                                                                      ----------
                                                                          27,799
                                                                      ----------
             PAPER PACKAGING (0.1%)
    23,800   Bemis Co., Inc.                                                 633
    21,800   Sealed Air Corp.*                                             1,010
    12,500   Temple-Inland, Inc.                                             839
                                                                      ----------
                                                                           2,482
                                                                      ----------
             PAPER PRODUCTS (0.3%)
    60,300   Georgia-Pacific Corp.                                         2,168
   113,100   International Paper Co.                                       4,570
    44,790   MeadWestvaco Corp.                                            1,429
                                                                      ----------
                                                                           8,167
                                                                      ----------
             PERSONAL PRODUCTS (0.6%)
    22,950   Alberto-Culver Co.                                              998
   110,400   Avon Products, Inc.                                           4,822
   233,000   Gillette Co.                                                  9,725
                                                                      ----------
                                                                          15,545
                                                                      ----------
             PHARMACEUTICALS (7.3%)
   363,100   Abbott Laboratories                                          15,381
    31,300   Allergan, Inc.                                                2,271
   452,400   Bristol-Myers Squibb Co.                                     10,708
   262,900   Eli Lilly & Co.                                              15,787
    87,100   Forest Laboratories, Inc.*                                    3,918
   690,300   Johnson & Johnson, Inc.                                      38,885
    53,900   King Pharmaceuticals, Inc.*                                     644
   516,000   Merck & Co., Inc.                                            17,028
    62,600   Mylan Laboratories, Inc.                                      1,127
 1,756,220   Pfizer, Inc.(c)                                              53,740
   342,400   Schering-Plough Corp.                                         6,526
    24,300   Watson Pharmaceuticals, Inc.*                                   716
   310,200   Wyeth                                                        11,601
                                                                      ----------
                                                                         178,332
                                                                      ----------

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                   (continued)

USAA S&P 500 INDEX FUND
SEPTEMBER 30, 2004 (UNAUDITED)

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES   SECURITY                                                      (000)
--------------------------------------------------------------------------------
             PHOTOGRAPHIC PRODUCTS (0.1%)
    65,200   Eastman Kodak Co.                                        $    2,101
                                                                      ----------
             PROPERTY & CASUALTY INSURANCE (1.3%)
    67,300   ACE Ltd. (Cayman Islands)                                     2,696
   161,200   Allstate Corp.                                                7,736
    23,900   AMBAC Financial Group, Inc.                                   1,911
    44,900   Chubb Corp.                                                   3,156
    37,695   Cincinnati Financial Corp.                                    1,554
    33,300   MBIA, Inc.                                                    1,938
    51,900   Progressive Corp.                                             4,398
    33,200   SAFECO Corp.                                                  1,516
   155,507   St. Paul Companies, Inc.                                      5,141
    32,600   XL Capital Ltd. "A" (Cayman Islands)                          2,412
                                                                      ----------
                                                                          32,458
                                                                      ----------
             PUBLISHING (0.6%)
    19,000   Dow Jones & Co., Inc.                                           772
    61,900   Gannett Co., Inc.                                             5,185
    18,000   Knight-Ridder, Inc.                                           1,178
    44,500   McGraw-Hill Companies, Inc.                                   3,546
    11,000   Meredith Corp.                                                  565
    34,000   New York Times Co. "A"                                        1,329
    75,500   Tribune Co.                                                   3,107
                                                                      ----------
                                                                          15,682
                                                                      ----------
             RAILROADS (0.5%)
    87,100   Burlington Northern Santa Fe Corp.                            3,337
    52,800   CSX Corp.                                                     1,753
    87,200   Norfolk Southern Corp.                                        2,593
    61,100   Union Pacific Corp.                                           3,580
                                                                      ----------
                                                                          11,263
                                                                      ----------
             REAL ESTATE INVESTMENT TRUSTS (0.4%)
    20,000   Apartment Investment & Management Co. "A"                       695
   100,800   Equity Office Properties Trust                                2,747
    60,900   Equity Residential Properties Trust                           1,888
    40,300   Plum Creek Timber Co., Inc.                                   1,412
    42,300   ProLogis                                                      1,491
    48,400   Simon Property Group, Inc.                                    2,596
                                                                      ----------
                                                                          10,829
                                                                      ----------
             REGIONAL BANKS (2.1%)
    78,400   AmSouth Bancorp                                               1,913
   129,700   BB&T Corp.                                                    5,148
   132,500   Fifth Third Bancorp                                           6,522
    28,700   First Horizon National Corp.                                  1,244
    61,400   Huntington Bancshares, Inc.                                   1,529
    94,600   KeyCorp                                                       2,989
    27,700   M&T Bank Corp.                                                2,651
    50,800   Marshall & Ilsley Corp.                                       2,047
   154,100   National City Corp.                                           5,951
    72,600   North Fork Bancorp., Inc.                                     3,227
    62,300   PNC Financial Services Group                                  3,370
   103,883   Regions Financial Corp.                                       3,434
    77,400   SouthTrust Corp.                                              3,225
    83,300   SunTrust Banks, Inc.                                          5,865

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                   (continued)

USAA S&P 500 INDEX FUND
SEPTEMBER 30, 2004 (UNAUDITED)

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES   SECURITY                                                      (000)
--------------------------------------------------------------------------------
    67,400   Synovus Financial Corp.                                  $    1,763
    20,800   Zions Bancorp                                                 1,270
                                                                      ----------
                                                                          52,148
                                                                      ----------
             RESTAURANTS (0.7%)
    36,750   Darden Restaurants, Inc.                                        857
   292,200   McDonald's Corp.                                              8,190
    92,400   Starbucks Corp.*                                              4,201
    26,500   Wendy's International, Inc.                                     890
    64,400   Yum! Brands, Inc.                                             2,619
                                                                      ----------
                                                                          16,757
                                                                      ----------
             SEMICONDUCTOR EQUIPMENT (0.4%)
   398,500   Applied Materials, Inc.*                                      6,571
    45,500   KLA-Tencor Corp.*                                             1,887
    37,700   Novellus Systems, Inc.*                                       1,002
    49,600   Teradyne, Inc.*                                                 665
                                                                      ----------
                                                                          10,125
                                                                      ----------
             SEMICONDUCTORS (2.4%)
    84,800   Advanced Micro Devices, Inc.*                                 1,102
    86,700   Altera Corp.*                                                 1,697
    85,000   Analog Devices, Inc.                                          3,296
    68,100   Applied Micro Circuits Corp.*                                   213
    75,600   Broadcom Corp. "A"*                                           2,063
 1,492,000   Intel Corp.                                                  29,930
    73,400   Linear Technology Corp.                                       2,660
    84,700   LSI Logic Corp.*                                                365
    75,500   Maxim Integrated Products, Inc.                               3,193
   144,100   Micron Technology, Inc.*                                      1,734
    83,800   National Semiconductor Corp.*                                 1,298
    42,100   NVIDIA Corp.*                                                   611
    38,100   PMC-Sierra, Inc.*                                               336
   405,500   Texas Instruments, Inc.                                       8,629
    82,900   Xilinx, Inc.                                                  2,238
                                                                      ----------
                                                                          59,365
                                                                      ----------
             SOFT DRINKS (1.9%)
   564,300   Coca-Cola Co.                                                22,600
   115,200   Coca-Cola Enterprises, Inc.                                   2,177
    59,900   Pepsi Bottling Group, Inc.                                    1,626
   394,000   PepsiCo, Inc.                                                19,168
                                                                      ----------
                                                                          45,571
                                                                      ----------
             SPECIALIZED FINANCE (0.1%)
    36,100   Moody's Corp.                                                 2,644
                                                                      ----------
             SPECIALTY CHEMICALS (0.2%)
    58,100   Ecolab, Inc.                                                  1,827
    11,300   Great Lakes Chemical Corp.                                      289
    21,800   International Flavors & Fragrances, Inc.                        833
    49,900   Rohm & Haas Co.                                               2,144
    16,600   Sigma-Aldrich Corp.                                             963
                                                                      ----------
                                                                           6,056
                                                                      ----------
             SPECIALTY STORES (0.5%)
    63,700   Autonation, Inc.*                                             1,088
    20,900   AutoZone, Inc.*                                               1,615

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                   (continued)

USAA S&P 500 INDEX FUND
SEPTEMBER 30, 2004 (UNAUDITED)

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES   SECURITY                                                      (000)
--------------------------------------------------------------------------------
    72,300   Bed Bath & Beyond, Inc.*                                 $    2,683
    23,100   Boise Cascade Corp.                                             769
    68,600   Office Depot, Inc.*                                           1,031
   118,300   Staples, Inc.                                                 3,528
    30,900   Tiffany & Co.                                                   950
    54,700   Toys "R" Us, Inc.*                                              970
                                                                      ----------
                                                                          12,634
                                                                      ----------
             STEEL (0.1%)
    16,600   Allegheny Technologies, Inc.                                    303
    19,600   Nucor Corp.                                                   1,791
    28,600   United States Steel Corp.                                     1,076
    17,300   Worthington Industries, Inc.                                    369
                                                                      ----------
                                                                           3,539
                                                                      ----------
             SYSTEMS SOFTWARE (3.9%)
    57,500   Adobe Systems, Inc.                                           2,845
    51,300   BMC Software, Inc.*                                             811
   139,100   Computer Associates International, Inc.                       3,658
 2,528,800   Microsoft Corp.(c)                                           69,921
    84,500   Novell, Inc.*                                                   533
 1,202,600   Oracle Corp.*                                                13,565
    73,200   Symantec Corp.*                                               4,017
   100,000   VERITAS Software Corp.*                                       1,780
                                                                      ----------
                                                                          97,130
                                                                      ----------
             THRIFTS & MORTGAGE FINANCE (1.8%)
   129,598   Countrywide Financial Corp.                                   5,105
   225,100   Fannie Mae                                                   14,271
   160,600   Freddie Mac                                                  10,478
    35,100   Golden West Financial Corp.                                   3,894
    24,000   MGIC Investment Corp.                                         1,597
    72,151   Sovereign Bancorp, Inc.                                       1,574
   202,900   Washington Mutual, Inc.                                       7,929
                                                                      ----------
                                                                          44,848
                                                                      ----------
             TIRES & RUBBER (0.0%)(e)
    16,500   Cooper Tire & Rubber Co.                                        333
    39,200   Goodyear Tire & Rubber Co.*                                     421
                                                                      ----------
                                                                             754
                                                                      ----------
             TOBACCO (1.1%)
   477,200   Altria Group, Inc.                                           22,447
    35,300   Reynolds American, Inc.                                       2,402
    36,600   UST, Inc.                                                     1,474
                                                                      ----------
                                                                          26,323
                                                                      ----------
             TRADING COMPANIES & DISTRIBUTORS (0.1%)
    23,300   W.W. Grainger, Inc.                                           1,343
                                                                      ----------
             WIRELESS TELECOMMUNICATION SERVICES (0.6%)
   634,900   AT&T Wireless Services, Inc.*                                 9,384
   259,600   Nextel Communications, Inc. "A"*                              6,189
                                                                      ----------
                                                                          15,573
                                                                      ----------
             Total common stocks (cost: $2,342,968)                    2,421,485
                                                                      ----------

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==================--------------------------------------------------------------
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                   (continued)

USAA S&P 500 INDEX FUND
SEPTEMBER 30, 2004 (UNAUDITED)

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES   SECURITY                                                      (000)
--------------------------------------------------------------------------------
             MONEY MARKET INSTRUMENTS (1.6%)

             MONEY MARKET FUND (1.5%)
35,778,944   Northern Institutional Funds - Diversified
                Assets Portfolio, 1.38%(a)                            $   35,779
                                                                      ----------
 PRINCIPAL
    AMOUNT
     (000)
----------
             OTHER (0.1%)
    $3,225   U.S. Treasury Bill, 1.60%, 12/23/2004(b,d)                    3,213
                                                                      ----------
             Total money market instruments (cost: $38,992)               38,992
                                                                      ----------

             TOTAL INVESTMENTS (COST: $2,381,960)                     $2,460,477
                                                                      ==========

16

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA S&P 500 INDEX FUND
SEPTEMBER 30, 2004 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the Act), as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this quarterly report pertains only to the USAA S&P 500 Index Fund (the
         Fund).

         The Fund has two classes of shares: Member Shares and Reward Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include transfer agency fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes.

         A. The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

            1. Equity securities, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.


            2. Investments in open-end investment companies are valued at their net asset value (NAV) at the end of each business day. Futures contracts are valued at the last quoted sales price.

            3. Debt securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

            4. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Company's Board of Directors. Valuing securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

         B. As of September 30, 2004, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of September 30, 2004, were $387,405,000 and $308,888,000, respectively, resulting in net unrealized appreciation of $78,517,000.

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $2,459,591,000 at September 30, 2004, and in, total, may not equal 100%.

         D. FUTURES CONTRACTS - The Fund may enter into financial futures contracts as a proxy for a direct investment in securities underlying the Fund's index. Upon entering into a contract, the Fund is required to make an initial margin deposit of either cash or securities in an amount equal to a certain percentage of the contract.

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA S&P 500 INDEX FUND
SEPTEMBER 30, 2004 (UNAUDITED)

            Subsequently, payments known as variation-margin payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of imperfect correlation between movements in the price of futures contracts and the underlying hedged securities.

            A summary of obligations under these financial instruments at September 30, 2004, is as follows:

                                                                         MARKET           UNREALIZED
   TYPE OF FUTURE            EXPIRATION      CONTRACTS    POSITION        VALUE          DEPRECIATION
-----------------------------------------------------------------------------------------------------
S&P 500 Index Future     December 18, 2004      140         Long        $39,022,000         $143,000

SPECIFIC NOTES
--------------------------------------------------------------------------------

        (a) Rate represents the money market fund annualized seven-day yield at September 30, 2004.

        (b) Rate represents an annualized yield at time of purchase, not a coupon rate.

        (c) Security, or a portion thereof, is segregated to cover open futures contracts.

        (d) Security is segregated to cover margin requirements for open futures contracts. At September 30, 2004, the market value of the segregated security equaled $3,213,000.

        (e) Represents less than 0.1% of net assets.

        * Non-income-producing security for the 12 months preceding September 30, 2004.

18

 N O T E S
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

            DIRECTORS        Robert G. Davis, CHAIRMAN OF THE BOARD
                             Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                             Barbara B. Dreeben
                             Robert L. Mason, Ph.D.
                             Michael F. Reimherr
                             Laura T. Starks, Ph.D.
                             Richard A. Zucker

       ADMINISTRATOR,        USAA Investment Management Company
  INVESTMENT ADVISER,        P.O. Box 659453
         UNDERWRITER,        San Antonio, Texas 78265-9825
      AND DISTRIBUTOR

       TRANSFER AGENT        USAA Shareholder Account Services
                             9800 Fredericksburg Road
                             San Antonio, Texas 78288

            CUSTODIAN        The Northern Trust Company
                             50 S. LaSalle Street
                             Chicago, Illinois 60675

          INDEPENDENT        Ernst & Young LLP
    REGISTERED PUBLIC        100 West Houston St., Suite 1900
      ACCOUNTING FIRM        San Antonio, Texas 78205

            TELEPHONE        Call toll free - Central time
     ASSISTANCE HOURS        Monday - Friday, 7 a.m. to 10 p.m.
                             Saturday, 8:30 a.m. to 5 p.m.
                             Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL        (800) 531-8181
    INFORMATION ABOUT        For account servicing, exchanges,
         MUTUAL FUNDS        or redemptions
                             (800) 531-8448

      RECORDED MUTUAL        24-hour service (from any phone)
    FUND PRICE QUOTES        (800) 531-8066

          MUTUAL FUND        (from touch-tone phones only)
       USAA TOUCHLINE        For account balance, last transaction, fund
                             prices, or to exchange or redeem fund shares
                             (800) 531-8777

      INTERNET ACCESS        USAA.COM

Through our ongoing efforts to reduce expenses, your report mailings are streamlined. We develop mailing lists using criteria such as address, member number, and surname to send one report to each household instead of sending a report to every registered owner. This practice is designed to reduce duplicate copies and save paper and postage costs to the Fund. If you prefer not to participate in streamlining and would like to continue receiving one report per registered account owner, please call us and we will begin your individual delivery within 30 days of your request.

Copies of the Manager's proxy voting policies and procedures, approved by the Company's Board of Directors for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-8448; (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) at USAA.COM; and (ii) on the SEC's Web site at HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
              USAA                ----------------------------------
                                     INSURANCE o MEMBER SERVICES

48414-1104                                   (C)2004, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC., INDEX FUNDS

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    November 29, 2004
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    November 29, 2004
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    November 29, 2004
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.